May 6, 1998




Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:      Transamerica Occidental's Separate Account Fund B
         (File Nos. 2-34221 and 811-1902)


Dear Commissioners:

On behalf of Transamerica Occidental's Separate Account Fund B (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Company through the Fund otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-3 registration statement for the Fund (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission April 29, 1998, via EDGARLINK.

Sincerely,



Regina M. Fink
Counsel